LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 5) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Impaired loans
Unpaid Principal Balance Net of Charge-offs	$ 45,936,184	$ 51,025,816
Recorded Investment	46,205,565	51,296,677
Fair Value Measurements Nonrecurring [Member] | Fair Value Inputs Level3 [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	45,936,000	51,026,000
Fair Value Measurements Nonrecurring [Member] | Fair Value Inputs Level3 [Member] | Collateral Fair Value Valuation Technique [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	34,508,000	39,691,000
Fair Value Measurements Nonrecurring [Member] | Fair Value Inputs Level3 [Member] | Cash Flows Present Value Valuation Technique [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	11,428,000	11,335,000
Non Performing Loans [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	26,972,257	27,607,800
Recorded Investment	27,152,492	27,768,149
Non Accrual Loans [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	10,397,909	9,752,803
Recorded Investment	10,453,775	9,812,044
Troubled Debt Restructurings Current Under Restructured Terms [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	10,985,340	11,305,093
Recorded Investment	11,068,219	11,371,198
Troubled Debt Restructurings Past Due Under Restructured Terms [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	5,589,008	6,549,904
Recorded Investment	5,630,498	6,584,907
Troubled Debt Restructurings Returned To Accrual Status [Member]
Impaired loans
Unpaid Principal Balance Net of Charge-offs	18,963,927	23,418,016
Recorded Investment	$ 19,053,073	$ 23,528,528